GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	$ 485,626	$ 495,606
Goodwill	8,143,146	7,011,715	$ 6,694,354
Total	$ 8,628,772	$ 7,507,321